UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road,

Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-624-0197

Date of fiscal year end: December 31

Date of reporting period: March 28, 2013

Item 1. Schedule of Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
16,053,185	AZL Enhanced Bond Index Fund	$178,350,889
3,311,411	AZL International Index Fund	48,147,919
1,549,804	AZL Mid Cap Index Fund	30,314,163
9,108,445	AZL S&P 500 Index Fund, Class 2	99,555,304
1,299,186	AZL Small Cap Stock Index Fund	16,538,638

Total Affiliated Investment Companies (Cost $312,111,716)		372,906,913

Total Investment Securities (Cost $312,111,716)(a) - 100.0%		372,906,913
Net other assets (liabilities) - 0.0%		(93,223)

Net Assets - 100.0%		$372,813,690

Percentages indicated are based on net assets as of March 28, 2013.

(a)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (99.3%):
808,956	AZL Allianz AGIC Opportunity Fund	$11,001,805
1,762,769	AZL BlackRock Capital Appreciation Fund	26,794,096
1,148,561	AZL Columbia Mid Cap Value Fund	11,393,721
933,241	AZL Columbia Small Cap Value Fund	11,329,547
1,372,996	AZL Dreyfus Research Growth Fund	16,118,976
553,318	AZL Federated Clover Small Value Fund	11,315,362
1,831,286	AZL Gateway Fund	20,547,029
2,195,925	AZL International Index Fund	31,928,747
2,050,424	AZL Invesco Growth and Income Fund	26,983,577
1,953,907	AZL Invesco International Equity Fund	32,141,765
2,600,134	AZL JPMorgan International Opportunities Fund	42,382,182
3,585,868	AZL JPMorgan U.S. Equity Fund	42,564,252
1,211,499	AZL MFS Investors Trust Fund	21,782,746
3,202,180	AZL MFS Value Fund	32,213,932
583,448	AZL Mid Cap Index Fund	11,412,243
1,589,130	AZL Morgan Stanley Global Real Estate Fund	16,542,847
736,178	AZL Morgan Stanley Mid Cap Growth Fund	11,072,114
1,788,013	AZL NFJ International Value Fund	21,760,121
1,330,036	AZL Oppenheimer Discovery Fund	16,213,136
9,895,350	AZL Pyramis Core Bond Fund	99,349,316
2,381,215	AZL Russell 1000 Growth Index Fund	32,884,573
4,223,184	AZL Russell 1000 Value Index Fund	56,041,650
1,345,050	AZL Schroder Emerging Markets Equity Fund, Class 2	10,545,188
1,446,300	NFJ Dividend Value Portfolio	16,343,194
2,992,539	PIMCO PVIT Global Advantage Strategy Bond Portfolio	30,254,566
3,874,915	PIMCO PVIT High Yield Portfolio	31,503,056
4,681,406	PIMCO PVIT Low Duration Portfolio	50,418,748
3,521,718	PIMCO PVIT Real Return Portfolio	50,325,347
17,552,044	PIMCO PVIT Total Return Portfolio	202,901,632
3,860,743	PIMCO PVIT Unconstrained Bond Portfolio	40,962,483

Total Affiliated Investment Companies (Cost $879,227,348)		1,037,027,951

Total Investment Securities (Cost $879,227,348)(a) - 100.0%		1,037,027,951
Net other assets (liabilities) - 0.0%		7,610,961

Net Assets - 100.0%		$1,044,638,912

Percentages indicated are based on net assets as of March 28, 2013.

(a)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Futures Contracts

Cash of $7,387,462 has been segregated to cover margin requirements for the following open contracts as of March 28, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Short	6/21/13	(617)	$(48,209,295)	$(860,000)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Conservative Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (99.5%):
191,817	AZL Allianz AGIC Opportunity Fund	$2,608,706
344,754	AZL BlackRock Capital Appreciation Fund	5,240,263
265,375	AZL Columbia Mid Cap Value Fund	2,632,521
320,179	AZL Columbia Small Cap Value Fund	3,886,978
224,705	AZL Dreyfus Research Growth Fund	2,638,038
345,492	AZL Gateway Fund	3,876,425
353,525	AZL International Index Fund	5,140,252
494,424	AZL Invesco Growth and Income Fund	6,506,616
315,545	AZL Invesco International Equity Fund	5,190,718
316,277	AZL JPMorgan International Opportunities Fund	5,155,310
655,351	AZL JPMorgan U.S. Equity Fund	7,779,020
146,465	AZL MFS Investors Trust Fund	2,633,449
773,861	AZL MFS Value Fund	7,785,044
134,824	AZL Mid Cap Index Fund	2,637,159
254,695	AZL Morgan Stanley Global Real Estate Fund	2,651,370
176,083	AZL Morgan Stanley Mid Cap Growth Fund	2,648,281
215,380	AZL Oppenheimer Discovery Fund	2,625,487
3,235,897	AZL Pyramis Core Bond Fund	32,488,407
385,714	AZL Russell 1000 Growth Index Fund	5,326,708
793,455	AZL Russell 1000 Value Index Fund	10,529,150
346,275	NFJ Dividend Value Portfolio	3,912,902
750,641	PIMCO PVIT Global Advantage Strategy Bond Portfolio	7,588,981
1,256,566	PIMCO PVIT High Yield Portfolio	10,215,884
1,896,584	PIMCO PVIT Low Duration Portfolio	20,426,212
1,249,802	PIMCO PVIT Real Return Portfolio	17,859,672
5,475,697	PIMCO PVIT Total Return Portfolio	63,299,060
1,198,155	PIMCO PVIT Unconstrained Bond Portfolio	12,712,423

Total Affiliated Investment Companies (Cost $235,637,142)		255,995,036

Unaffiliated Investment Company (0.3%):
778,899	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	778,899

Total Unaffiliated Investment Company (Cost $778,899)		778,899

Total Investment Securities (Cost $236,416,041)(b) - 100.2%		256,773,935
Net other assets (liabilities) - (0.2)%		(466,463)

Net Assets - 100.0%		$257,240,398

Percentages indicated are based on net assets as of March 28, 2013.

(a)	The rate represents the effective yield at March 28, 2013.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Conservative Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Futures Contracts

Cash of $1,085,488 has been segregated to cover margin requirements for the following open contracts as of March 28, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/13	5	$659,922	$8,353
S&P 500 Index E-Mini June Futures	Long	6/21/13	4	312,540	3,654

Total					$12,006

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (99.0%):
674,738	AZL Allianz AGIC Opportunity Fund	$9,176,436
2,286,916	AZL BlackRock Capital Appreciation Fund	34,761,125
1,827,195	AZL Columbia Mid Cap Value Fund	18,125,777
1,127,473	AZL Columbia Small Cap Value Fund	13,687,517
2,241,152	AZL Dreyfus Research Growth Fund	26,311,128
454,638	AZL Federated Clover Small Value Fund	9,297,348
2,228,409	AZL Gateway Fund	25,002,751
3,543,167	AZL International Index Fund	51,517,647
2,349,022	AZL Invesco Growth and Income Fund	30,913,134
3,666,295	AZL Invesco International Equity Fund	60,310,545
4,201,194	AZL JPMorgan International Opportunities Fund	68,479,469
4,403,547	AZL JPMorgan U.S. Equity Fund	52,270,098
1,479,535	AZL MFS Investors Trust Fund	26,602,042
3,500,784	AZL MFS Value Fund	35,217,888
473,439	AZL Mid Cap Index Fund	9,260,459
2,531,119	AZL Morgan Stanley Global Real Estate Fund	26,348,947
1,189,549	AZL Morgan Stanley Mid Cap Growth Fund	17,890,822
2,865,128	AZL NFJ International Value Fund	34,868,612
1,488,101	AZL Oppenheimer Discovery Fund	18,139,952
3,204,315	AZL Pyramis Core Bond Fund	32,171,318
2,396,529	AZL Russell 1000 Growth Index Fund	33,096,060
3,966,210	AZL Russell 1000 Value Index Fund	52,631,603
1,609,567	AZL Schroder Emerging Markets Equity Fund, Class 2	12,619,007
1,975,867	NFJ Dividend Value Portfolio	22,327,296
2,386,523	PIMCO PVIT Global Advantage Strategy Bond Portfolio	24,127,749
1,047,414	PIMCO PVIT High Yield Portfolio	8,515,476
1,684,966	PIMCO PVIT Real Return Portfolio	24,078,167
5,008,907	PIMCO PVIT Total Return Portfolio	57,902,966
1,557,906	PIMCO PVIT Unconstrained Bond Portfolio	16,529,381

Total Affiliated Investment Companies (Cost $681,649,495)		852,180,720

Unaffiliated Investment Company (0.0%):
368,537	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	368,537

Total Unaffiliated Investment Company (Cost $368,537)		368,537

Total Investment Securities (Cost $682,018,032)(b) - 100.0%		852,549,257
Net other assets (liabilities) - 0.0%		9,125,812

Net Assets - 100.0%		$861,675,069

Percentages indicated are based on net assets as of March 28, 2013.

(a)	The rate represents the effective yield at March 28, 2013.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Futures Contracts

Cash of $8,893,226 has been segregated to cover margin requirements for the following open contracts as of March 28, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Short	6/21/13	(790)	$(61,726,650)	$(1,100,316)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (99.3%):
1,637,398	AZL Allianz AGIC Opportunity Fund	$22,268,617
5,691,353	AZL BlackRock Capital Appreciation Fund	86,508,572
3,443,081	AZL Columbia Mid Cap Value Fund	34,155,366
2,801,524	AZL Columbia Small Cap Value Fund	34,010,505
3,713,962	AZL Dreyfus Research Growth Fund	43,601,914
1,117,319	AZL Federated Clover Small Value Fund	22,849,179
4,660,331	AZL Gateway Fund	52,288,919
7,384,131	AZL International Index Fund	107,365,270
5,018,720	AZL Invesco Growth and Income Fund	66,046,349
6,890,695	AZL Invesco International Equity Fund	113,351,936
7,890,865	AZL JPMorgan International Opportunities Fund	128,621,097
9,145,170	AZL JPMorgan U.S. Equity Fund	108,553,168
2,489,955	AZL MFS Investors Trust Fund	44,769,399
7,630,752	AZL MFS Value Fund	76,765,361
1,200,223	AZL Mid Cap Index Fund	23,476,356
4,255,045	AZL Morgan Stanley Global Real Estate Fund	44,295,023
2,234,516	AZL Morgan Stanley Mid Cap Growth Fund	33,607,119
5,846,704	AZL NFJ International Value Fund	71,154,388
2,731,117	AZL Oppenheimer Discovery Fund	33,292,310
16,182,793	AZL Pyramis Core Bond Fund	162,475,243
5,456,364	AZL Russell 1000 Growth Index Fund	75,352,386
8,456,383	AZL Russell 1000 Value Index Fund	112,216,208
2,750,658	AZL Schroder Emerging Markets Equity Fund, Class 2	21,565,159
3,929,312	NFJ Dividend Value Portfolio	44,401,226
6,053,665	PIMCO PVIT Global Advantage Strategy Bond Portfolio	61,202,555
5,293,560	PIMCO PVIT High Yield Portfolio	43,036,639
5,753,631	PIMCO PVIT Real Return Portfolio	82,219,391
26,926,024	PIMCO PVIT Total Return Portfolio	311,264,834
5,924,209	PIMCO PVIT Unconstrained Bond Portfolio	62,855,857

Total Affiliated Investment Companies (Cost $1,785,840,163)		2,123,570,346

Total Investment Securities (Cost $1,785,840,163)(a) - 99.3%		2,123,570,346
Net other assets (liabilities) - 0.7%		14,774,213

Net Assets - 100.0%		$2,138,344,559

Percentages indicated are based on net assets as of March 28, 2013.

(a)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Futures Contracts

Cash of $15,070,577 has been segregated to cover margin requirements for the following open contracts as of March 28, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Short	6/21/13	(1,644)	$(128,453,940)	$(2,283,949)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Growth Index Strategy Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
23,536,907	AZL Enhanced Bond Index Fund	$261,495,036
13,674,659	AZL International Index Fund	198,829,545
6,226,321	AZL Mid Cap Index Fund	121,786,837
39,075,936	AZL S&P 500 Index Fund, Class 2	427,099,978
4,866,987	AZL Small Cap Stock Index Fund	61,956,747

Total Affiliated Investment Companies (Cost $889,234,068)		1,071,168,143

Unaffiliated Investment Company (0.0%):
156,941	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	156,941

Total Unaffiliated Investment Company (Cost $156,941)		156,941

Total Investment Securities (Cost $889,391,009)(b) - 100.0%		1,071,325,084
Net other assets (liabilities) - 0.0%		(8,150)

Net Assets - 100.0%		$1,071,316,934

Percentages indicated are based on net assets as of March 28, 2013.

(a)	The rate represents the effective yield at March 28, 2013.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.9%):
4,068,566	AZL Enhanced Bond Index Fund	$45,201,771
818,748	AZL International Index Fund	11,904,595
369,396	AZL Mid Cap Index Fund	7,225,379
2,062,233	AZL S&P 500 Index Fund, Class 2	22,540,204
300,113	AZL Small Cap Stock Index Fund	3,820,441

Total Affiliated Investment Companies (Cost $85,502,943)		90,692,390

Total Investment Securities (Cost $85,502,943)(a) - 99.9%		90,692,390
Net other assets (liabilities) - 0.1%		4,874,714

Net Assets - 100.0%		$95,567,104

Percentages indicated are based on net assets as of March 28, 2013.

(a)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Futures Contracts

Cash of $4,780,034 has been segregated to cover margin requirements for the following open contracts as of March 28, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/13	18	$2,375,719	$7,515
S&P 500 Index E-Mini June Futures	Long	6/21/13	30	2,344,050	42,559

Total					$50,074

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.8%):
34,992,217	AZL BlackRock Global Allocation Fund	385,614,237

Total Affiliated Investment Company (Cost $363,776,007)		385,614,237

Unaffiliated Investment Company (0.2%):
991,643	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	991,643

Total Unaffiliated Investment Company (Cost $991,643)		991,643

Total Investment Securities (Cost $364,767,650)(b) - 95.0%		386,605,880
Net other assets (liabilities) - 5.0%		20,203,125

Net Assets - 100.0%		$406,809,005

Percentages indicated are based on net assets as of March 28, 2013.

(a)	The rate represents the effective yield at March 28, 2013.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Futures Contracts

Cash of $20,285,483 has been segregated to cover margin requirements for the following open contracts as of March 28, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/13	61	$8,051,047	$29,193
S&P 500 Index E-Mini June Futures	Long	6/21/13	156	12,189,060	220,025

Total					$249,218

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Franklin Templeton Founding Strategy Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.8%):
5,358,904	AZL Franklin Templeton Founding Strategy Plus Fund	$67,843,729

Total Affiliated Investment Company (Cost $63,480,215)		67,843,729

Unaffiliated Investment Company (0.3%):
215,228	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	215,228

Total Unaffiliated Investment Company (Cost $215,228)		215,228

Total Investment Securities (Cost $63,695,443)(b) - 100.1%		68,058,957
Net other assets (liabilities) - (0.1)%		(3,493,764)

Net Assets - 100.0%		$71,552,721

Percentages indicated are based on net assets as of March 28, 2013.

(a)	The rate represents the effective yield at March 28, 2013.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Franklin Templeton Founding Strategy Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Futures Contracts

Cash of $3,578,419 has been segregated to cover margin requirements for the following open contracts as of March 28, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/13	10	$1,319,844	$5,729
S&P 500 Index E-Mini June Futures	Long	6/21/13	27	2,109,645	37,267

Total					$42,997

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.7%):
112,725	AZL Allianz AGIC Opportunity Fund	$1,533,055
254,446	AZL BlackRock Capital Appreciation Fund	3,867,585
155,054	AZL Columbia Mid Cap Value Fund	1,538,140
125,895	AZL Columbia Small Cap Value Fund	1,528,367
197,166	AZL Dreyfus Research Growth Fund	2,314,733
75,039	AZL Federated Clover Small Value Fund	1,534,551
272,682	AZL Gateway Fund	3,059,488
316,992	AZL International Index Fund	4,609,060
291,772	AZL Invesco Growth and Income Fund	3,839,726
280,376	AZL Invesco International Equity Fund	4,612,178
377,829	AZL JPMorgan International Opportunities Fund	6,158,605
517,734	AZL JPMorgan U.S. Equity Fund	6,145,501
170,926	AZL MFS Investors Trust Fund	3,073,256
458,703	AZL MFS Value Fund	4,614,555
78,856	AZL Mid Cap Index Fund	1,542,415
221,945	AZL Morgan Stanley Global Real Estate Fund	2,310,450
102,884	AZL Morgan Stanley Mid Cap Growth Fund	1,547,370
252,623	AZL NFJ International Value Fund	3,074,422
189,005	AZL Oppenheimer Discovery Fund	2,303,967
1,331,954	AZL Pyramis Core Bond Fund	13,372,821
278,715	AZL Russell 1000 Growth Index Fund	3,849,055
462,921	AZL Russell 1000 Value Index Fund	6,142,961
197,090	AZL Schroder Emerging Markets Equity Fund, Class 2	1,545,186
203,701	NFJ Dividend Value Portfolio	2,301,817
453,692	PIMCO PVIT Global Advantage Strategy Bond Portfolio	4,586,824
564,128	PIMCO PVIT High Yield Portfolio	4,586,361
710,043	PIMCO PVIT Low Duration Portfolio	7,647,162
535,169	PIMCO PVIT Real Return Portfolio	7,647,558
2,479,436	PIMCO PVIT Total Return Portfolio	28,662,284
576,009	PIMCO PVIT Unconstrained Bond Portfolio	6,111,458

Total Affiliated Investment Companies (Cost $137,063,581)		145,660,911

Unaffiliated Investment Company (0.2%):
374,067	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	374,067

Total Unaffiliated Investment Company (Cost $374,067)		374,067

Total Investment Securities (Cost $137,437,648)(b) - 94.9%		146,034,978
Net other assets (liabilities) - 5.1%		7,728,425

Net Assets - 100.0%		$153,763,403

Percentages indicated are based on net assets as of March 28, 2013.

(a)	The rate represents the effective yield at March 28, 2013.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Futures Contracts

Cash of $7,651,191 has been segregated to cover margin requirements for the following open contracts as of March 28, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/13	28	$3,695,563	$13,557
S&P 500 Index E-Mini June Futures	Long	6/21/13	49	3,828,615	68,527

Total					$82,084

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.7%):
216,869	AZL Allianz AGIC Opportunity Fund	$2,949,412
783,208	AZL BlackRock Capital Appreciation Fund	11,904,757
447,799	AZL Columbia Mid Cap Value Fund	4,442,165
364,368	AZL Columbia Small Cap Value Fund	4,423,425
505,764	AZL Dreyfus Research Growth Fund	5,937,666
144,366	AZL Federated Clover Small Value Fund	2,952,287
657,377	AZL Gateway Fund	7,375,774
1,018,812	AZL International Index Fund	14,813,533
675,103	AZL Invesco Growth and Income Fund	8,884,351
946,190	AZL Invesco International Equity Fund	15,564,827
1,092,724	AZL JPMorgan International Opportunities Fund	17,811,395
1,247,266	AZL JPMorgan U.S. Equity Fund	14,805,046
329,300	AZL MFS Investors Trust Fund	5,920,814
1,031,850	AZL MFS Value Fund	10,380,412
151,707	AZL Mid Cap Index Fund	2,967,383
569,322	AZL Morgan Stanley Global Real Estate Fund	5,926,646
297,422	AZL Morgan Stanley Mid Cap Growth Fund	4,473,233
791,825	AZL NFJ International Value Fund	9,636,515
363,768	AZL Oppenheimer Discovery Fund	4,434,337
2,090,581	AZL Pyramis Core Bond Fund	20,989,434
589,998	AZL Russell 1000 Growth Index Fund	8,147,866
780,529	AZL Russell 1000 Value Index Fund	10,357,614
379,543	AZL Schroder Emerging Markets Equity Fund, Class 2	2,975,620
523,950	NFJ Dividend Value Portfolio	5,920,632
874,730	PIMCO PVIT Global Advantage Strategy Bond Portfolio	8,843,524
724,925	PIMCO PVIT High Yield Portfolio	5,893,638
825,879	PIMCO PVIT Real Return Portfolio	11,801,806
3,600,153	PIMCO PVIT Total Return Portfolio	41,617,770
832,748	PIMCO PVIT Unconstrained Bond Portfolio	8,835,456

Total Affiliated Investment Companies (Cost $261,825,099)		280,987,338

Unaffiliated Investment Company (0.2%):
662,439	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	662,439

Total Unaffiliated Investment Company (Cost $662,439)		662,439

Total Investment Securities (Cost $262,487,538)(b) - 94.9%		281,649,777
Net other assets (liabilities) - 5.1%		15,195,143

Net Assets - 100.0%		$296,844,920

Percentages indicated are based on net assets as of March 28, 2013.

(a)	The rate represents the effective yield at March 28, 2013.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Futures Contracts

Cash of $14,760,002 has been segregated to cover margin requirements for the following open contracts as of March 28, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/13	39	$5,147,391	$17,956
S&P 500 Index E-Mini June Futures	Long	6/21/13	123	9,610,605	172,667

Total					$190,624

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.7%):
7,534,538	AZL Enhanced Bond Index Fund	$83,708,717
4,636,137	AZL International Index Fund	67,409,436
1,998,970	AZL Mid Cap Index Fund	39,099,858
11,591,261	AZL S&P 500 Index Fund, Class 2	126,692,479
1,527,928	AZL Small Cap Stock Index Fund	19,450,527

Total Affiliated Investment Companies (Cost $308,206,635)		336,361,017

Unaffiliated Investment Company (0.3%):
1,193,462	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	1,193,462

Total Unaffiliated Investment Company (Cost $1,193,462)		1,193,462

Total Investment Securities (Cost $309,400,097)(b) - 95.0%		337,554,479
Net other assets (liabilities) - 5.0%		17,743,848

Net Assets - 100.0%		$355,298,327

Percentages indicated are based on net assets as of March 28, 2013.

(a)	The rate represents the effective yield at March 28, 2013.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Futures Contracts

Cash of $17,664,119 has been segregated to cover margin requirements for the following open contracts as of March 28, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/13	33	$4,355,484	$16,026
S&P 500 Index E-Mini June Futures	Long	6/21/13	169	13,204,815	236,665

Total					$252,691

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.8%):
7,329,111	AZL Invesco Equity and Income Fund	$102,241,096

Total Affiliated Investment Company (Cost $91,784,194)		102,241,096

Total Investment Securities (Cost $91,784,194)(a) - 94.8%		102,241,096
Net other assets (liabilities) - 5.2%		5,633,960

Net Assets - 100.0%		$107,875,056

Percentages indicated are based on net assets as of March 28, 2013.

(a)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL MVP Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 28, 2013

(Unaudited)

Futures Contracts

Cash of $5,385,148 has been segregated to cover margin requirements for the following open contracts as of March 28, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/13	16	$2,111,750	$7,557
S&P 500 Index E-Mini June Futures	Long	6/21/13	41	3,203,535	57,061

Total					$64,618

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 13 separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, the AZL Growth Index Strategy Fund, the AZL MVP Balanced Index Strategy Fund, the AZL MVP BlackRock Global Allocation Fund, the AZL MVP Franklin Templeton Founding Strategy Plus Fund, the AZL MVP Fusion Balanced Fund, the AZL MVP Fusion Moderate Fund, the AZL MVP Growth Index Strategy Fund, and the AZL MVP Invesco Equity and Income Fund (individually a “Fund”, collectively, the “Funds”), each of which is a series of the Trust.

The Funds are “fund of funds,” which means that the Funds invest in other mutual funds. Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Funds will adjust their asset allocations as they seek to achieve their investment objectives.

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions

Investment transactions are recorded not later than on the business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type. The Funds’ allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures,

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the each Fund’s derivative positions could exceed 20% of each Fund’s value. Each Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

As of March 28, 2013, the Funds invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3— significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended March 28, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

The following is a summary of the valuation inputs used as of March 28, 2013 in valuing the Funds’ investments based upon three levels defined above:

AZL Balanced Index Strategy Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$372,906,913	$—	$372,906,913

Total Investment Securities	$372,906,913	$—	$372,906,913

AZL Fusion Balanced Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$1,037,027,951	$—	$1,037,027,951

Total Investment Securities	$1,037,027,951	$—	$1,037,027,951

Other Financial Instruments:*
Futures Contracts	$(860,000)	$—	$(860,000)

Total Investments	$1,036,167,951	$—	$1,036,167,951

AZL Fusion Conservative Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$255,995,036	$—	$255,995,036
Unaffiliated Investment Company	778,899	—	778,899

Total Investment Securities	$256,773,935	$—	$256,773,935

Other Financial Instruments:*
Futures Contracts	$12,006	$—	$12,006

Total Investments	$256,785,941	$—	$256,785,941

AZL Fusion Growth Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$852,180,720	$—	$852,180,720
Unaffiliated Investment Company	368,537	—	368,537

Total Investment Securities	$852,549,257	$—	$852,549,257

Other Financial Instruments:*
Futures Contracts	$(1,100,316)	$—	$(1,100,316)

Total Investments	$851,448,941	$—	$851,448,941

AZL Fusion Moderate Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$2,123,570,346	$—	$2,123,570,346

Total Investment Securities	$2,123,570,346	$—	$2,123,570,346

Other Financial Instruments:*
Futures Contracts	$(2,283,949)	$—	$(2,283,949)

Total Investments	$2,121,286,397	$—	$2,121,286,397

AZL Growth Index Strategy Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$1,071,168,143	$—	$1,071,168,143
Unaffiliated Investment Company	156,941	—	156,941

Total Investment Securities	$1,071,325,084	$—	$1,071,325,084

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

AZL MVP Balanced Index Strategy Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$90,692,390	$—	$90,692,390

Total Investment Securities	$90,692,390	$—	$90,692,390

Other Financial Instruments:*
Futures Contracts	$50,074	$—	$50,074

Total Investments	$90,742,464	$—	$90,742,464

AZL MVP BlackRock Global Allocation Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$385,614,237	$—	$385,614,237
Unaffiliated Investment Company	991,643	—	991,643

Total Investment Securities	$386,605,880	$—	$386,605,880

Other Financial Instruments:*
Futures Contracts	$249,218	$—	$249,218

Total Investments	$386,855,098	$—	$386,855,098

AZL MVP FT Founding Strategy Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$67,843,729	$—	$67,843,729
Unaffiliated Investment Company	215,228	—	215,228

Total Investment Securities	$68,058,957	$—	$68,058,957

Other Financial Instruments:*
Futures Contracts	$42,997	$—	$42,997

Total Investments	$68,101,954	$—	$68,101,954

AZL MVP Fusion Balanced Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$145,660,911	$—	$145,660,911
Unaffiliated Investment Company	374,067	—	374,067

Total Investment Securities	$146,034,978	$—	$146,034,978

Other Financial Instruments:*
Futures Contracts	$82,084	$—	$82,084

Total Investments	$146,117,062	$—	$146,117,062

AZL MVP Fusion Moderate Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$280,987,338	$—	$280,987,338
Unaffiliated Investment Company	662,439	—	662,439

Total Investment Securities	$281,649,777	$—	$281,649,777

Other Financial Instruments:*
Futures Contracts	$190,624	$—	$190,624

Total Investments	$281,840,401	$—	$281,840,401

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 28, 2013 (Unaudited)

AZL MVP Growth Index Strategy Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$336,361,017	$—	$336,361,017
Unaffiliated Investment Company	1,193,462	—	1,193,462

Total Investment Securities	$337,554,479	$—	$337,554,479

Other Financial Instruments:*
Futures Contracts	$252,691	$—	$252,691

Total Investments	$337,807,170	$—	$337,807,170

AZL MVP Invesco Equity and Income Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$102,241,096	$—	$102,241,096

Total Investment Securities	$102,241,096	$—	$102,241,096

Other Financial Instruments:*
Futures Contracts	$64,618	$—	$64,618

Total Investments	$102,305,714	$—	$102,305,714

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4. Investment Risks

Derivatives Risk: The Funds may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

5. Federal Tax Cost Information

At March 28, 2013, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AZL Balanced Index Strategy Fund	$313,600,545	$59,306,368	$—	$59,306,368
AZL Fusion Balanced Fund	894,215,993	142,811,958	—	142,811,958
AZL Fusion Conservative Fund	237,260,801	19,513,134	—	19,513,134
AZL Fusion Growth Fund	736,675,128	117,956,176	(2,082,047)	115,874,129
AZL Fusion Moderate Fund	1,825,783,697	300,411,501	(2,624,852)	297,786,649
AZL Growth Index Strategy Fund	890,879,838	180,445,246	—	180,445,246
AZL MVP Fusion Balanced Fund	137,475,687	8,670,128	(110,837)	8,559,291
AZL MVP Fusion Moderate Fund	262,563,734	19,334,911	(248,868)	19,086,043
AZL MVP Balanced Index Strategy Fund	85,526,148	5,484,376	(318,134)	5,166,242
AZL MVP Growth Index Strategy Fund	309,511,678	28,478,445	(435,644)	28,042,801
AZL MVP BlackRock Global Allocation Fund	364,806,437	21,799,443	—	21,799,443
AZL MVP Invesco Equity and Income Fund	91,788,098	10,452,998	—	10,452,998
AZL MVP Franklin Templeton Founding Strategy Plus Fund	63,828,482	4,230,475	—	4,230,475

6. Subsequent Events

At a Board meeting on December 5, 2012, the Trustees approved reorganizations whereby the AZL Fusion Balanced Fund would acquire the assets and liabilities of the AZL MVP Fusion Balanced Fund and the AZL Fusion Moderate Fund would acquire the assets and liabilities of the AZL MVP Fusion Moderate Fund. The reorganizations were completed on April 26, 2013.

Effective April 29, 2013, the AZL Fusion Balanced Fund, AZL Fusion Conservative Fund, AZL Fusion Growth Fund and AZL Fusion Moderate Fund were renamed the AZL MVP Fusion Balanced Fund, AZL MVP Fusion Conservative Fund, AZL MVP Fusion Growth Fund and AZL MVP Fusion Moderate Fund, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date    May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date    May 22, 2013

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer

Date    May 22, 2013